Intangible Assets, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Intangible Assets, Net
Gross carrying value	¥ 9,896,860,000		¥ 7,697,132,000
Accumulated amortization	(5,570,070,000)		(3,861,532,000)
Total	4,326,790,000		3,835,600,000		$ 627,326
Amortization expenses	2,581,300,000	$ 374,257	1,903,226,000	¥ 1,395,129,000
Impairment charge	0		0	¥ 0
Licensed copyrights of content
Intangible Assets, Net
Gross carrying value	7,131,626,000		5,567,213,000
Accumulated amortization	(4,622,992,000)		(3,245,622,000)
Total	¥ 2,508,634,000		2,321,591,000
Weighted-average useful lives	4 years 14 days	4 years 14 days
License rights of mobile games
Intangible Assets, Net
Gross carrying value	¥ 427,726,000		455,687,000
Accumulated amortization	(300,659,000)		(229,559,000)
Total	127,067,000		226,128,000
Intellectual property and others
Intangible Assets, Net
Gross carrying value	2,337,508,000		1,674,232,000
Accumulated amortization	(646,419,000)		(386,351,000)
Total	¥ 1,691,089,000		¥ 1,287,881,000